Earnings Per Common Share - Narrative (Details)		1 Months Ended
	Sep. 06, 2022 shares	Sep. 30, 2022 shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares	Nov. 02, 2021 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock outstanding (in shares)			648,129,652	645,000,000
Stock split ratio		6,450
Stock issued during stock split (in shares)	100,000	645,000,000
Corebridge Financial | Blackstone
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ownership percentage					9.90%
Common Stock Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock issued during stock split (in shares)	90,100
Common Stock Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock issued during stock split (in shares)	9,900
Common Stock Class B | Corebridge Financial | Blackstone
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock outstanding (in shares)					63,855,000